NOTES PAYABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of notes payable

	June 30, 2020	December 31, 2019

Senior Unsecured Note	$-	$2,000,000
Paycheck Protection Program	485,760	-
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	10,267	12,866
Total Principal Outstanding	$496,027	$2,012,866
Unamortized Deferred Debt Discount	-	(26,722)
Unamortized Deferred Debt Issuance Costs	-	(9,866)
Notes Payable, Net	$496,027	$1,976,278
Notes Payable, current portion, net of discounts and current portion	$5,635	$5,341
Notes Payable, net of discounts and current portion	490,392	1,970,937
	$496,027	$1,976,278

	December 31, 2019	December 31, 2018

In January 2017, the Company issued a Senior Unsecured Note ("Note") a face value of $3,000,000, payable two years from issuance, along with an aggregate of 4,500,000 shares of Common Stock, with a fair value of $1,147,500. The Company allocated the proceeds to the note payable and common stock based on their relative fair value and recorded a discount of $830,018 to be amortized into interest expense over the two-year term of the note. The Company also paid debt issuance costs consisting of a cash fee of $120,000 and 1,020,000 shares of common stock of the Company with a fair value of $306,000. On April 30, 2018, the Company and the Noteholder agreed to extend the due date of the note until April 30, 2020 for an extension fee of 1,500,000 shares of the Common Stock issued to the Noteholder. The April 2018 change in terms of the Note payable has been determined to be a debt extinguishment in accordance with ASC 470. The reported amounts under the debt extinguishment are not significantly different than that of the Company's reported amounts. See below.	$2,000,000	$2,000,000
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	12,866	—
Total Principal Outstanding	$2,012,866	$2,000,000
Unamortized Deferred Debt Discount	(26,722)	(106,886)
Unamortized Deferred Debt Issuance Costs	(9,866)	(39,466)
Notes Payable, Net	$1,976,278	$1,853,648
Notes Payable, current portion, net of discount, issuance costs and current portion	$1,970,937	$—
Notes Payable, Net of discounts and current portion	5,341	1,853,648
	$1,976,278	$1,853,648

Schedule of notes payable and related discounts

	Principal Balance	Debt Discounts	Debt Issuance Costs	Total
Balance at December 31, 2019	$2,012,866	$(9,866)	$(26,722)	$1,976,278
Proceeds	485,760	--		485,760
Payments	(2,599)	-	-	(2,599)
Conversion of note payable to convertible notes payable	(2,000,000)	-	-	(2,000,000)
Amortization	-	9,866	26,722	36,588
Balance at June 30, 2020	$496,027	$-	$-	$496,027

	Principal	Debt Issuance	Debt
	Balance	Costs	Discounts	Total
Balance at January 1, 2018	$3,000,000	$(168,345)	$(455,935)	$2,375,720
New issuances	—	—	—	—
Payments	(1,000,000)	—	—	(1,000,000)
Amortization	—	128,879	349,049	477,928
Balance at December 31, 2018	2,000,000	(39,466)	(106,886)	1,853,648
New issuances	16,510	—	—	16,510
Payments	(3,644)	—	—	(3,644)
Amortization	—	29,600	80,164	109,764
Balance at December 31, 2019	$2,012,866	$(9,866)	$(26,722)	$1,976,278

Schedule of future maturities of notes payable
2020	$5,340
2021	2,005,947
2022	1,579
$2,012,866